Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) state	Dec. 31, 2015 USD ($) state	May 31, 2017 USD ($)
Tax Credit Carryforward [Line Items]
Current federal tax expense	$ 0	$ 0
Number of states with state tax liability | state	1	1
Net operating loss carryforward	$ 61,688,000	$ 58,532,000
Deferred federal tax expense	8,000	6,000
Deferred state tax expense	$ 1,000	$ 1,000
Change in ownership percentage, threshold for utilization of net operating losses	50.00%
Net operating loss carryforward subject to annual limitation	$ 200,000
Scenario, Forecast [Member]
Tax Credit Carryforward [Line Items]
Change in ownership percentage, threshold for utilization of net operating losses			50.00%
Federal [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforward	176,200,000
Federal [Member] | Scenario, Forecast [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards subject to expiration			$ 172,700,000
State [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforward	$ 143,000,000
State [Member] | Scenario, Forecast [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards subject to expiration			$ 140,000,000